Derivatives and Fair Value Disclosures - Schedule of the Company's interest rate swap arrangements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ 0	$ 387,608
Derivative, notional amount	$ 0	19,164,000
Swap 1
Derivatives, Fair Value [Line Items]
Effective Date	Apr. 10, 2018
Termination Date	Dec. 11, 2025
Fixed Rate (Company Pays)	2.74%
Floating Rate(Company Receives)	SOFR
Fair Value Asset/(Liability)	$ 0	387,608
Derivative, notional amount	$ 0	$ 19,164,000